INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 54
Additions	1
Amortization expense	(5)
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	50
Changes in goodwill [abstract]
Goodwill, beginning balance	478
Effect of changes in foreign exchange rates	(8)
Goodwill, ending balance	470
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	226
Changes in goodwill [abstract]
Goodwill, ending balance	470
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(176)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18
Additions	0
Amortization expense	(1)
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	17
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	90
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(73)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	16
Additions	0
Amortization expense	(3)
Transfer	1
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	14
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	86
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(72)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Additions	0
Amortization expense	0
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	13
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	41
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(28)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3
Additions	1
Amortization expense	0
Transfer	(1)
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	3
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	5
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(2)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4
Additions	0
Amortization expense	(1)
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	3
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	4
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	€ (1)